Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Construction in Progress

	2017	2016
	Million	Million

As of January 1	89,853	88,012
Additions	173,919	185,086
Transferred to property, plant and equipment	(185,660)	(183,245)

As of December 31	78,112	89,853